Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE
13. NET LOSS PER SHARE
Basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021 are calculated as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2)
Numerator:
Net loss attributable to Gracell Biotechnologies Inc.’s shareholders	(138,664)	(211,900)	(451,754)	(70,892)
Deemed dividend to convertible redeemable preferred shareholders	(25,390)	—	—	—
Accretion of convertible redeemable preferred shares to redemption value	(36,802)	(62,733)	(1,989)	(312)

Net loss attributable to Gracell Biotechnologies Inc.’s ordinary shareholders	(200,856)	(274,633)	(453,743)	(71,204)
Denominator:
Weighted-average number of ordinary shares outstanding—basic and diluted	99,053,363	99,044,776	328,866,599	328,866,599
Net loss per share attributable to Gracell Biotechnologies Inc.’s ordinary shareholders—basic and diluted	(2.03)	(2.77)	(1.38)	(0.22)

For the years ended December 31, 2019
,
and 2020, assumed conversion of the Preferred Shares has not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect.
For the years ended December 31, 2019
,
and 2020, the Company also has certain share options, which cannot be exercised until the Company completes IPO, that are not included in the computation of diluted losses per shares as such contingent event had not taken place.
The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the years ended December 31,
	2019	2020	2021
	shares	shares	shares
Convertible redeemable preferred shares	85,779,363	110,230,842	—
Share options and RSUs	—	—	930,498